OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 989	$ 1,369
Prepaid expenses	2,545	3,181
Advances to suppliers	3,117	2,124
R&D tax credit	5,697	0
Other receivables	87	285
Total	$ 12,435	$ 6,959